Operating Leases (Tables)	12 Months Ended
Dec. 31, 2020
ASU 2016-02 Transition [Abstract]
Schedule of supplemental cash flow information related to leases
	Year ended December 31,
	2020	2019
Operating cash flows from operating leases	$657	505

Schedule of supplemental balance sheet information related to leases
	December 31,
	2020	2019
Operating Leases
Operating lease right-of-use assets	$2,796	$3,215

Current lease liabilities	$440	$455
Non-current lease liabilities	2,948	3,139
Total lease liabilities	$3,388	$3,594

Weighted Average Remaining Lease Term
Operating leases	7.5 years	8.4 years

Weighted Average Discount Rate
Operating leases	7.3%	7.3%

Schedule of maturities of lease liabilities
Operating leases
Year ending December 31,
2021	$649
2022	622
2023	568
2024	484
2025 and thereafter	2,038
Total lease payments	4,361
Less - imputed interests	(973)
Total	3,388